Condensed Interim Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 35,283,796	$ 39,457,407
Receivables, trade	27,020,990	27,264,803
Working capital advances	3,100,000	3,100,000
Prepayments	1,879,305	1,412,875
Advances and deposits	2,377,886	3,015,807
Other receivables	1,198,394	0
Inventories	10,918,449	9,632,246
Total current assets	81,778,820	83,883,138
Non-current assets
Vessels and vessel equipment, net	760,121,779	751,816,840
Deferred drydock expenditure, net	4,050,298	4,118,168
Deposit for vessel acquisition	0	1,635,000
Leasehold improvements, net	485,283	446,532
Other non-current assets, net	3,658,006	3,640,311
Operating lease, right of use asset	2,353,991	0
Total non-current assets	770,669,357	761,656,851
TOTAL ASSETS	852,448,177	845,539,989
Current liabilities
Payables, trade	18,210,130	16,104,399
Other payables	705,545	6,265
Accrued interest on loans	1,613,936	1,537,976
Current portion of long-term debt	36,704,238	37,071,548
Current portion of finance lease obligations	4,841,321	3,537,466
Current portion of operating lease obligations	467,396	0
Total current liabilities	62,542,566	58,257,654
Non-current liabilities
Non-current portion of long-term debt	357,591,076	367,352,022
Non-current portion of finance lease obligations	52,363,384	38,956,553
Non-current portion of operating lease obligations	1,886,595	0
Total non-current liabilities	411,841,055	406,308,575
Equity
Share capital	340,613	340,613
Additional paid in capital	405,373,275	405,549,985
Treasury stock	(12,908,782)	(15,348,909)
Accumulated deficit	(14,740,550)	(9,567,929)
Total equity	378,064,556	380,973,760
TOTAL LIABILITIES AND EQUITY	$ 852,448,177	$ 845,539,989